Parent-Only Financial Statements (Parent Company Balance Sheet) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash at subsidiary bank	$ 20	$ 35
Deferred tax asset	331	372
Other assets	402	387
Total assets	213,834	217,045
Liabilities and Stockholders' Equity
Liabilities	189,399	192,477
Stockholders' equity	24,435	24,568	23,236
Total liabilities and stockholders' equity	213,834	217,045
Parent Company [Member]
Assets
Cash at subsidiary bank	817	516
Investment in subsidiary	23,304	23,734
Deferred tax asset	318	318
Other assets
Total assets	24,439	24,568
Liabilities and Stockholders' Equity
Liabilities	4
Stockholders' equity	24,435	24,568
Total liabilities and stockholders' equity	$ 24,439	$ 24,568